Analysis of Revenue and Profit from Operations by Segment - Summary of Analysis of Revenue and Profit from Operations by Segment (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 12,869	£ 12,175	£ 25,684
Profit from operations		3,678	4,907	£ 10,234
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		12,869	12,175
Profit from operations		3,678	4,907
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,967	328
Adjusted At Current Rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		5,645	5,235
Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(238)
Profit from operations		(155)
Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		12,631
Profit from operations		5,490
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,934	5,563
Profit from operations		2,801	2,570
U.S. | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		335	196
U.S. | Adjusted At Current Rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,136	2,766
U.S. | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(388)
Profit from operations		(218)
U.S. | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		5,546
Profit from operations		2,918
APME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		2,106	2,055
Profit from operations		155	769
APME | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		656	99
APME | Adjusted At Current Rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		811	868
APME | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		45
Profit from operations		10
APME | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		2,151
Profit from operations		821
AmSSA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		1,958	1,796
Profit from operations		759	694
AmSSA | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		10	15
AmSSA | Adjusted At Current Rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		769	709
AmSSA | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(54)
Profit from operations		(15)
AmSSA | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		1,904
Profit from operations		754
Europe | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		2,871	2,761
Profit from operations		(37)	874
Europe | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		966	18
Europe | Adjusted At Current Rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		929	892
Europe | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		159
Profit from operations		68
Europe | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		3,030
Profit from operations		997
Regions
Disclosure Of Operating Segments [Line Items]
Revenue		12,869	12,175
Profit from operations		£ 3,678	£ 4,907

[1]	Revenue is net of duty, excise and other taxes of £18,190 million and £18,553 million for the six months ended 30 June 2022 and 2021, respectively, and £38,595 million for the year ended 31 December 2021.